CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Operating activities:
Net income (loss)		$ 425	$ (54)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		151	155
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		136	128
Loss on repurchase of notes		8	0
Undistributed income of unconsolidated subsidiaries		18	7
Other non-cash items	[1]	78	39
Changes in operating assets and liabilities:
Provisions		24	(152)
Deferred income taxes		41	(32)
Trade and financing receivables related to sales, net		132	644
Inventories, net		(902)	(551)
Trade payables		289	(504)
Other assets and liabilities		(28)	(212)
Net cash provided by (used in) operating activities		372	(532)
Investing activities:
Additions to retail receivables		(1,077)	(926)
Collections of retail receivables		1,191	1,035
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		0	5
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(71)	(63)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(297)	(256)
Other		64	127
Net cash used in investing activities		(190)	(78)
Financing activities:
Proceeds from long-term debt		2,406	2,220
Payments of long-term debt		(3,610)	(2,657)
Net increase (decrease) in other financial liabilities		(389)	243
Dividends paid		(1)	(1)
Net cash used in financing activities		(1,594)	(195)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(250)	(264)
Increase (decrease) in cash and cash equivalents and restricted cash		(1,662)	(1,069)
Cash and cash equivalents and restricted cash, beginning of year		9,629	5,773
Cash and cash equivalents and restricted cash, end of period		$ 7,967	$ 4,704

[1]	In the three months ended March 31, 2021, this item includes the pre-tax loss of $35 million from the remeasurement at fair value of the investment in Nikola Corporation.